Expense Example	Jan. 21, 2026 USD ($)
T-REX 2X LONG APH DAILY TARGET ETF | T-REX 2X LONG APH DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG SLMT DAILY TARGET ETF | T-REX 2X LONG SLMT DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG DEFT DAILY TARGET ETF | T-REX 2X LONG DEFT DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG DEFT DAILY TARGET ETF | T-REX 2X LONG FLGC DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG FLGC DAILY TARGET ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
T-REX 2X LONG HIVE DAILY TARGET ETF | T-REX 2X LONG HIVE DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG HOLO DAILY TARGET ETF | T-REX 2X LONG HOLO DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG HSDT DAILY TARGET ETF | T-REX 2X LONG HSDT DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG NAKA DAILY TARGET ETF | T-REX 2X LONG NAKA DAILY TARGET ETF CLASS C000267889
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG NXTT DAILY TARGET ETF | T-REX 2X LONG NXTT DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG SRFM DAILY TARGET ETF | T-REX 2X LONG SRFM DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG STSS DAILY TARGET ETF | T-REX 2X LONG STSS DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG UI DAILY TARGET ETF | T-REX 2X LONG UI DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	$ 474